Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets, current
Allowance for doubtful accounts	$ (22,535)	$ (23,799)	$ (28,872)
Accrued revenue (net of cost)	49,870	82,729
Deferred tax assets, current, Gross	$ 55,504	88,680
Less: valuation allowance		(62,672)
Deferred tax assets current, Net	$ 55,504	26,008
Deferred tax assets, non-current
Depreciation expense	2,085	2,202
Loss carry forward	25,847	73,065
Deferred tax assets, non-current, Gross	27,932	75,267
Less: valuation allowance	(3,958)	(57,700)
Deferred tax assets, non-current, Net	23,974	17,567
Deferred tax liability, current
Accrued revenue (net of cost)	(90,777)	(207,490)
Deferred tax liability, current gross	$ (90,777)	(207,490)
Deferred tax liabilities, non-current
Depreciation expense		(22,017)
Deferred tax liabilities, non current total		$ (22,017)